Inventories - Movements in the Provision for Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories details 1 [abstract]
Provisions for losses, beginning	R$ 37,099	R$ 47,271	R$ 33,992
Additions to net realizable value adjustment	600	(6,713)	12,393
Additions of obsolescence and other losses	3,903		886
Reversals of obsolescence and other losses		(3,459)
Oxiteno Andina	985
Provisions for losses, ending	R$ 42,587	R$ 37,099	R$ 47,271